Comprehensive Income	9 Months Ended
Jul. 29, 2011
Comprehensive Income [Abstract]
Comprehensive Income
11.	Comprehensive Income

Comprehensive income consisted of the following net of taxes where applicable:

	Quarter Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010

Net income	$173,105	$118,503	$437,309	$315,161
Other comprehensive income (loss):
Pension & postretirement adjustments	8,395	5,416	23,210	16,194
Translation adjustments	(1,777)	(6,654)	50,055	(13,346)
Investment fair value adjustments	(5,799)	-	(5,799)	-
Derivative fair value adjustments	1,360	4,793	1,309	1,911
Total other comprehensive income	2,179	3,555	68,775	4,759
Comprehensive income	$175,284	$122,058	$506,084	$319,920